Employee benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefits
Employee benefit expenses incurred	¥ 81,278	¥ 65,727	¥ 38,726